SHARE CAPITAL AND SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
SHARE CAPITAL AND SHARE BASED COMPENSATION	SHARE CAPITAL AND SHARE BASED COMPENSATION
Our authorized and issued share capital was as follows:

Authorized share capital:

(in thousands of $ except number of shares)	December 31, 2024	December 31, 2023
400,000,000 (2023: 400,000,000) common shares of $1.00 each	400,000	400,000

Issued share capital:

(in thousands of $ except number of shares)	2024	2023
53,726,718 (2023: 53,702,846) common shares of $1.00 each	53,727	53,703
(number of shares)
As of January 1,	53,702,846	53,688,462
RSUs vested during the year	23,872	14,384
As of December 31,	53,726,718	53,702,846

As of December 31, 2024, EPS hold 31,254,390 shares (2023: 31,254,390), equivalent to approximately 58.2% (2023: 58.2%) of the Company and the public holds the remaining shares 22,472,328 (2023:22,448,456), equivalent to approximately 41.8% (2023: 41.8%) of the Company.

Treasury Shares

In November 2024, our Board of Directors approved a new share repurchase program under which the management may at its discretion, repurchase outstanding common shares worth up to approximately $40.0 million over a two year period. Repurchases under the share repurchase program may be made from time to time through open market repurchases or through privately negotiated transactions subject to market conditions, applicable legal requirements and other relevant factors. Repurchases are expected to be conducted through a combination of a non-discretionary plan during blackout periods and a discretionary plan during open trading windows in accordance with applicable securities laws. No share repurchases were made during the year ended December 31, 2024 and there is at present no obligation for us to purchase any shares from any counterparty.

Share Based Compensation

On November 25, 2022, the Board of Directors of CoolCo resolved to implement a long-term incentive plan (the “LTIP”) for employees, management and board members of the Company and its affiliates. The overall purpose of the LTIP is to promote the success of the Company for the benefit of its shareholders, by providing a framework for the retention and incentivization of employees using the Company’s equity and thereby aligning their interests with the Company and its affiliates. The LTIP provides for the grant of equity awards, with the intention being for the initial awards to be granted as Share options (“Share Options”) and RSUs, as further detailed below.

A. Share options

Pursuant to the LTIP, in November 2022 CoolCo granted 1,088,932 share options to management, key employees and board members of the Company. Each share option, when exercised, carries the right to acquire one share in CoolCo, giving the right to acquire up to in aggregate 1,088,932 shares. The share options will vest equally over a period of four years and will lapse four years from the date of their grant if not exercised.

In November 2023, CoolCo granted a further 74,246 share options to two board members of the Company. The share options will vest equally over a period of three years and will lapse three years from the date of their grant if not exercised.
The following assumptions were used to determine fair values of share options granted:

•The assumption for expected future volatility is based primarily on an analysis of volatility of CoolCo’s common shares.

•Where the criteria for using the simplified method are met, we have used this method to estimate the expected term of options based on the vesting period of the award that represents the period options granted are expected to be outstanding. Under the simplified method, the mid-point between the vesting date and the maximum contractual expiration date is used as the expected term. Where the criteria for using the simplified method are not met, we used the contractual term of the options.

The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model. The respective weighted average assumptions as at each grant date are noted in the table below:

	Granted in November 2023	Granted in November 2022
Risk free interest rate	4.8%	4.0%
Expected volatility of common stock	30.0%	30.0%
Expected dividend yield	0.0%	0.0%
Expected term of options (in years)	3 years	4 years

A summary of the share option activity for the year ended December 31, 2024 is presented below:

	Shares (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2024 and 2023	1,163,178	$10.20	2
Vested during the year	296,982	$10.20	N/A

Options outstanding and exercisable at:
December 31, 2024	569,215	$10.20	2
December 31, 2023	272,233	$10.00	3

Compensation cost recognized in the consolidated statements of income during the year ended December 31, 2024 amounted to $1.0 million (2023: $1.7 million and 2022: $0.2 million).

As of December 31, 2024 and 2023, 1.2 million options were outstanding in respect of CoolCo shares.

As of December 31, 2024, the total unrecognized compensation cost amounting to $2.7 million (2023: $3.7 million) relating to options outstanding is expected to be recognized over a weighted average period of two years.

B. Restricted Stock Units (“RSUs”)

Pursuant to the LTIP, CoolCo granted RSUs to certain individuals, including employees of Cool UK, Cool Norway, Cool Croatia and Cool Malaysia during the years ended December 31, 2023 and 2022. The RSUs usually vest equally over a period of four years.

The fair value of the RSU award is estimated using the market price of the Company’s common shares at grant date with expense recognized evenly over the four-year vesting period.
A summary of RSUs movement for the year ended December 31, 2024 is presented below:

	Shares (in '000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2023	180,828	$12.4	3
Vested during the year	(41,834)	N/A	N/A
Forfeited during the year	(31,428)	N/A	N/A
Non-vested RSUs at December 31, 2024	107,566

As of December 31, 2024, the total unrecognized compensation cost amounting to $0.8 million (2023: $1.9 million) relating to RSUs outstanding is expected to be recognized over a weighted average period of two to three years.